                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Burgundy Asset Management Ltd.
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower, Brookfield Place
          Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kathleen Taylor
Title:  Chief Compliance Officer
Phone:  (416) 868-3592

Signature, Place, and Date of Signing:

  /s/ Kathleen Taylor      Toronto, Ontario Canada    February 11, 2013
-----------------------  ---------------------------  ------------------------
    Kathleen Taylor             [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number        Name
28-_______________________  ___________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  125

Form 13F Information Table Value Total:  5,793,222
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                               VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                     TITLE OF CLASS    CUSIP    (x1000) PRN AMT PRN CALL DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                            SOLE   SHARED  NONE
3M Co.                             COM            88579Y 10 1     929   10000 SH       SOLE                  10000              0
Activision Blizzard Inc.           COM            00507V 10 9   57604 5424077 SH       SOLE                5395829          28248
Altria Group Inc.                  COM            02209S 10 3     630   20048 SH       SOLE                  20048              0
AmerisourceBergen Corp.            COM            03073E 10 5   66228 1533769 SH       SOLE                1526560           7209
Apple Inc.                         COM            037833 10 0   62078  116463 SH       SOLE                 115857            606
Arbitron Inc.                      COM            03875Q 10 8   20123  431094 SH       SOLE                 309720         121374
Ares Capital Corp.                 COM            04010L 10 3   67988 3885043 SH       SOLE                2565112        1319931
Argo Group International Holdings
  Ltd.                             COM            G0464B 10 7    2208   65740 SH       SOLE                  65740              0
Arthur J. Gallagher & Co.          COM            363576 10 9   51129 1475597 SH       SOLE                 951176         524421
Artio Global Investors Inc.        COM            04315B 10 7    1929 1015023 SH       SOLE                 647308         367715
Bank of Montreal                   COM            063671 10 1     918   15000 SH       SOLE                  15000              0
Bank of New York Mellon Corp.      COM            064058 10 0   45892 1785664 SH       SOLE                1776612           9052
Bank of Nova Scotia                COM            064149 10 7  179931 3115526 SH       SOLE                3091735          23791
Barrick Gold Corp.                 COM            067901 10 8    1323   37800 SH       SOLE                  37800              0
Baxter International Inc.          COM            071813 10 9   96768 1451672 SH       SOLE                1442515           9157
BB&T Corp.                         COM            054937 10 7   67565 2321032 SH       SOLE                2306834          14198
Becton, Dickinson and Co.          COM            075887 10 9   56919  727955 SH       SOLE                 724197           3758
Berkshire Hathaway Inc.            CL A           084670 10 8   34453     257 SH       SOLE                    255              2
Berkshire Hathaway Inc.            CL B           084670 70 2    3407   37983 SH       SOLE                  36532           1451
Brookfield Infrastructure
  Partners LP                      COM            G16252 10 1   25814  735908 SH       SOLE                 685407          50501
Brown & Brown Inc.                 COM            115236 10 1   42499 1669229 SH       SOLE                1087871         581358
Canadian National Railway Co.      COM            136375 10 2  185317 2041141 SH       SOLE                2024741          16400
Canadian Natural Resources Ltd.    COM            136385 10 1  182001 6322527 SH       SOLE                6303159          19368
Canon Inc.                         SPONSORED ADR  138006 30 9     758   19328 SH       SOLE                  19328              0
CARBO Ceramics Inc.                COM            140781 10 5   44645  569894 SH       SOLE                 389637         180257
CareFusion Corp.                   COM            14170T 10 1   37995 1329410 SH       SOLE                1322019           7391
Cenovus Energy Inc.                COM            15135U 10 9  161926 4839436 SH       SOLE                4826186          13250
Cisco Systems Inc.                 COM            17275R 10 2   66482 3383299 SH       SOLE                3363679          19620
Citigroup Inc.                     COM            172967 42 4    1024   25880 SH       SOLE                  25880              0
Coca-Cola Femsa S.A.B. de C.V.     SPONSORED ADR  191241 10 8    3966   26610 SH       SOLE                  26610              0
Corporate Executive Board Co.      COM            21988R 10 2   43385  914130 SH       SOLE                 591746         322384
DeVry Inc.                         COM            251893 10 3   54516 2297334 SH       SOLE                1547184         750150
DFC Global Corp.                   COM            23324T 10 7   28998 1566632 SH       SOLE                 980038         586594
Diageo PLC                         SPONSORED ADR  25243Q 20 5     552    4736 SH       SOLE                   4736              0
Diamond Offshore Drilling Inc.     COM            25271C 10 2   57615  847771 SH       SOLE                 843267           4504
Dun & Bradstreet Corp.             COM            26483E 10 4    1345   17096 SH       SOLE                  17096              0
Eaton Vance Variable Rate Income
  Trust                            COM            278279 10 4    7363  432113 SH       SOLE                 432113              0
Emerson Electric Co.               COM            291011 10 4   54885 1036339 SH       SOLE                1031333           5006
Enbridge Inc.                      COM            29250N 10 5     451   10421 SH       SOLE                  10421              0
EnCana Corp.                       COM            292505 10 4    1309   66229 SH       SOLE                  66229              0
Entercom Communications Corp.      CL A           293639 10 0     879  125943 SH       SOLE                 125943              0
Equifax Inc.                       COM            294429 10 5  180809 3340896 SH       SOLE                2675104         665792
Expedia Inc.                       COM            30212P 30 3   79928 1300692 SH       SOLE                 888161         412531
FirstService Corp.                 SUB VTG SH     33761N 10 9   20733  734605 SH       SOLE                 729682           4923
FXCM Inc.                          CL A           302693 10 6   39677 3940093 SH       SOLE                2626373        1313720
Gardner Denver Inc.                COM            365558 10 5   33535  489560 SH       SOLE                 486983           2577
General Electric Co.               COM            369604 10 3    1050   50000 SH       SOLE                  50000              0
Gladstone Investment Corp.         COM            376546 10 7   18378 2640553 SH       SOLE                1723730         916823
GlaxoSmithKline PLC                SPONSORED ADR  37733W 10 5     385    8867 SH       SOLE                   8867              0
Google Inc.                        CL A           38259P 50 8   67846   95643 SH       SOLE                  95103            540
Graco Inc.                         COM            384109 10 4   27035  525055 SH       SOLE                 347671         177384
Granite Real Estate Inc.           COM            387431 10 9    5837  153794 SH       SOLE                 152194           1600
Groupon Inc.                       COM            399473 10 7   25564 5238587 SH       SOLE                5201899          36688
Grupo Televisa S.A.                SPONSORED ADR  40049J 20 6    3609  135778 SH       SOLE                 135778              0
Harris Corp.                       COM            413875 10 5   41242  842357 SH       SOLE                 837596           4761
HCC Insurance Holdings Inc.        COM            404132 10 2   39188 1053153 SH       SOLE                 647279         405874
Hilltop Holdings Inc.              COM            432748 10 1   63760 4708996 SH       SOLE                3014807        1694189
Home Depot Inc.                    COM            437076 10 2     309    5000 SH       SOLE                   5000              0
Humana Inc.                        COM            444859 10 2   69141 1007447 SH       SOLE                1002289           5158
Iconix Brand Group Inc.            COM            451055 10 7   66282 2969634 SH       SOLE                1989245         980389
Imperial Oil Ltd.                  COM            453038 40 8   79334 1847223 SH       SOLE                1841723           5500
Insight Enterprises Inc.           COM            45765U 10 3   46800 2694315 SH       SOLE                1788673         905642
Interval Leisure Group Inc.        COM            46113M 10 8    6926  357208 SH       SOLE                 243365         113843
Jacob's Engineering Group Inc.     COM            469814 10 7    1036   24346 SH       SOLE                  24346              0
Jefferies Group Inc.               COM            472319 10 2   36048 1941176 SH       SOLE                1288576         652600
Johnson & Johnson Inc.             COM            478160 10 4  108072 1541683 SH       SOLE                1533051           8632
JTH Holding Inc.                   CL A           46637N 10 3     215   15586 SH       SOLE                  15586              0
Juniper Networks Inc.              COM            48203R 10 4   64080 3257762 SH       SOLE                3238463          19299
Kayne Anderson Energy Development
  Co.                              COM            48660Q 10 2   22633  926044 SH       SOLE                 606785         319259
Kraft Foods Group Inc.             COM            50076Q 10 6     227    5000 SH       SOLE                   5000              0
Laboratory Corporation of America
  Holdings                         COM            50540R 40 9    1548   17872 SH       SOLE                  17872              0
Leucadia National Corp.            COM            527288 10 4   16401  689427 SH       SOLE                 685631           3796
LoJack Corp.                       COM            539451 10 4     635  227708 SH       SOLE                 227708              0
Lorillard Inc.                     COM            544147 10 1   57423  492187 SH       SOLE                 489524           2663
M&T Bank Corp.                     COM            55261F 10 4     254    2581 SH       SOLE                   2581              0
Madison Square Garden Co.          COM            55826P 10 0   79226 1786391 SH       SOLE                1217257         569134
Magna International Inc.           COM            559222 40 1  100564 2013971 SH       SOLE                1998471          15500
MarketAxess Holdings Inc.          COM            57060D 10 8   99925 2830726 SH       SOLE                1782131        1048595
McCormick & Co., Inc.              COM            579780 20 6    3164   49798 SH       SOLE                  49798              0
McDonald's Corp.                   COM            580135 10 1    2027   22975 SH       SOLE                  22975              0
McEwen Mining Inc.                 COM            58039P 10 7      42   11000 SH       SOLE                  11000              0
McGraw-Hill Co., Inc.              COM            580645 10 9     490    8960 SH       SOLE                   8960              0
Merck & Co., Inc.                  COM            58933Y 10 5    1202   29361 SH       SOLE                  29361              0
Microsoft Corp.                    COM            594918 10 4   57960 2168349 SH       SOLE                2156362          11987
Mondelez International Inc.        COM            609207 10 5     400   15700 SH       SOLE                  15700              0
Moody's Corp.                      COM            615369 10 5    5603  111343 SH       SOLE                 111343              0

                                                               VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                     TITLE OF CLASS    CUSIP    (x1000) PRN AMT PRN CALL DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                                            SOLE   SHARED  NONE
Morgan Stanley                     COM            617446 44 8     377   19694 SH       SOLE                  19694             0
MSC Industrial Direct Co., Inc.    COM            553530 10 6   46969  623093 SH       SOLE                 412704        210389
MSCI Inc.                          COM            55354G 10 0   51981 1677343 SH       SOLE                1138136        539207
Nexen Inc.                         COM            65334H 10 2  132604 4965417 SH       SOLE                4956278          9139
NGP Capital Resources Co.          COM            62912R 10 7    6820  944562 SH       SOLE                 609130        335432
Norfolk Southern Corp.             COM            655844 10 8   42052  680005 SH       SOLE                 676624          3381
Northern Trust Corp.               COM            665859 10 4   69049 1376567 SH       SOLE                1369557          7010
Novartis AG                        SPONSORED ADR  66987V 10 9     510    8060 SH       SOLE                   8060             0
Nutraceutical International Corp.  COM            67060Y 10 1   17722 1071460 SH       SOLE                 693807        377653
Occidental Petroleum Corp.         COM            674599 10 5   50853  663795 SH       SOLE                 659415          4380
Oracle Corp.                       COM            68389X 10 5   74547 2237298 SH       SOLE                2223053         14245
Penske Auto Group Inc.             COM            70959W 10 3   81779 2717827 SH       SOLE                1770270        947557
PepsiCo Inc.                       COM            713448 10 8   66624  973608 SH       SOLE                 967775          5833
Pfizer Inc.                        COM            717081 10 3     585 23329.3 SH       SOLE                  23329             0
Philip Morris International Inc.   COM            718172 10 9   54174  647699 SH       SOLE                 644608          3091
Potash Corporation of
  Saskatchewan Inc.                COM            73755L 10 7    1575   38700 SH       SOLE                  38700             0
Primerica Inc.                     COM            74164M 10 8   84904 2829206 SH       SOLE                1930671        898535
Procter & Gamble Co.               COM            742718 10 9   54208  798471 SH       SOLE                 794621          3850
Qualcomm Inc.                      COM            747525 10 3   43540  702024 SH       SOLE                 698560          3464
Ritchie Bros. Auctioneers Inc.     COM            767744 10 5  201690 9654874 SH       SOLE                9583623         71251
Rogers Communications Inc.         CL B           775109 20 0   89132 1963687 SH       SOLE                1948047         15640
Royal Bank of Canada               COM            780087 10 2  170420 2831582 SH       SOLE                2809082         22500
Shaw Communications Inc.           CL B           82028K 20 0  144210 6281884 SH       SOLE                6234884         47000
Solera Holdings Inc.               COM            83421A 10 4   31973  597961 SH       SOLE                 392519        205442
SS&C Technologies Holdings Inc.    COM            78467J 10 0   13874  600098 SH       SOLE                 435166        164932
Synnex Corp.                       COM            87162W 10 0   35592 1035249 SH       SOLE                 711306        323943
Tech Data Corp.                    COM            878237 10 6   41348  908152 SH       SOLE                 551405        356747
Teleflex Inc.                      COM            879369 10 6   38283  536847 SH       SOLE                 358574        178273
Thomson Reuters Corp.              COM            884903 10 5  162821 5628736 SH       SOLE                5575850         52886
Tim Hortons Inc.                   COM            88706M 10 3  131537 2680104 SH       SOLE                2656904         23200
Toronto- Dominion Bank             COM            891160 50 9  156516 1859367 SH       SOLE                1844044         15323
Tronox Ltd.                        CL A           Q9235V 10 1   22592 1237921 SH       SOLE                1122801        115120
U.S. Concrete Inc.                 COM            90333L 20 1     164   18161 SH       SOLE                  18161             0
United Technologies Corp.          COM            913017 10 9   79144  965057 SH       SOLE                 959092          5965
Valassis Communications Inc.       COM            918866 10 4   47446 1840435 SH       SOLE                1261467        578968
Visa Inc.                          COM            92826C 83 9   61994  408988 SH       SOLE                 406216          2772
Wal-Mart Stores Inc.               COM            931142 10 3     682   10000 SH       SOLE                  10000             0
Western Union Co.                  COM            959802 10 9   83056 6102603 SH       SOLE                6071285         31318
Willis Group Holdings PLC          COM            G96666 10 5    1585   47275 SH       SOLE                  47275             0

                                                        TOTAL 5793222                             COUNT        125